Employee Retirement Plan	12 Months Ended
Dec. 31, 2022
Defined Benefit Plan [Abstract]
Employee Retirement Plan
9.	EMPLOYEE RETIREMENT PLAN
Our eligible employees have been permitted to participate in our 401(k) beginning October 1, 2022. Participation in the 401(k) plan is offered for the benefit of our employees, including our named executive officers, who remain employed with us, and who satisfy certain eligibility requirements. We match employee contributions using a benchmark to industry standards. The Company will make a safe harbor matching contribution equal to 100% of employee salary deferrals that do not exceed 1% of their compensation plus 50% of their salary deferrals between 1% and 6% of their compensation. The 2022 Company match is immaterial. The Under the 401(k) plan, eligible employees may elect to defer a portion of their compensation, within the limits prescribed by the Code, on a pre-tax or after-tax (Roth) basis, through contributions to the 401(k) plan. The 401(k) plan is intended to qualify under Sections 401(a) and 501(a) of the Code. As a tax-qualified retirement plan, pre-tax contributions to the 401(k) plan and earnings on those pre-tax contributions are not taxable to the employees until distributed from the 401(k) plan, and earnings on Roth contributions are not taxable when distributed from the 401(k) plan.